Note 2 - Summary of Significant Accounting Policies - Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Patents	$ 34	$ 34
Security deposits	72	61
Total	$ 106	$ 95